Risk management for financial instruments - Trade receivable aging net of allowance of doubtful accounts (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	$ 5,594,368	$ 4,475,751	$ 3,169,545
0 to 30 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	2,490,940	2,902,154	2,286,445
31 to 60 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	973,641	661,408	636,975
61 to 90 days
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	623,990	487,560	51,222
91 days and older
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, net of allowance for doubtful accounts (notes 5, 6)	$ 1,505,797	$ 424,629	$ 194,903